Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Disclosure of major components of tax expense (income)	These differences result from the following items:

	2024	2023
	$	$

(Loss) income from operations before taxes	(309,224)	320,333
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	(83,490)	86,490

Increase (decrease) attributable to:
Benefit not recorded on impairment losses	227,498	93,772
Change in accruals for tax audits and settlement of income tax and customs assessments (Note 9)	67,352	(951)
Effects of different foreign statutory tax rates	40,141	18,054
Change due to foreign exchange	29,894	(11,430)
Withholding and other taxes	29,423	26,956
Losses and tax bases for which no tax benefit has been recorded	26,479	18,707
Benefit of optional tax incentives	(21,625)	(13,281)
Non-deductible expenditures	11,340	32,029
Change in income tax rates	(8,884)	—
Future withholding tax	(2,699)	29,548
Change in non-taxable portions of gains	807	(2,345)
Amounts under provided for in prior years	1,193	1,196
Income tax expense	317,429	278,745

Current income tax, withholding and other taxes	319,726	290,081
Deferred income tax recovery	(2,297)	(11,336)
Income tax expense	317,429	278,745

Disclosure of contingent liability related to tax audit	Total provision for tax disputes recognized are as follows:

	2024	2023
	$	$

Opening balance	10,799	12,950
Additions	—	49
Reductions	(10,799)	(2,200)
Closing balance	—	10,799

Disclosure of income tax by geographical jurisdiction	Total income tax expense attributable to geographical jurisdiction is as follows:

	2024	2023
	$	$

Mali	176,094	186,258
Philippines	55,838	32,658
Namibia	85,828	67,852
Other	(331)	(8,023)
	317,429	278,745

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2024	As at December 31, 2023	2024	2023
	$	$	$	$

Operating loss carry-forwards	2,033	9,312	7,279	12,807
Current assets and liabilities	(5,304)	(1,442)	3,862	(5,588)
Mining interests	(150,161)	(152,406)	(2,245)	(54,727)
Mine restoration provisions	15,413	14,504	(909)	10,118
Future withholding tax	(35,849)	(38,548)	(2,699)	29,548
Unrealized gains	—	(10,127)	(10,127)	2,617
Deferred tax charged to equity	—	—	(856)	—
Other	4,130	7,528	3,398	(6,111)
	(169,738)	(171,179)	(2,297)	(11,336)

Represented on the balance sheet as:

	2024	2023
	$	$

Deferred tax asset	—	(16,927)
Deferred tax liability	169,738	188,106
Balance, end of year	169,738	171,179
The change for the year in the Company’s net deferred tax liability was as follows:

	2024	2023
	$	$

Balance, beginning of year	171,179	182,515
Deferred income tax recovery charged to statement of operations	(2,297)	(11,336)
Deferred income tax expense charged to equity	856	—
Balance, end of year	169,738	171,179

Disclosure of unrecognized temporary difference, unused tax losses and unused tax credits
The Company has the following unrecognized deferred tax assets:

	2024	2023
	$	$

Capital and non-capital tax losses	175,765	230,933
Mining interests and other	153,892	35,190
Mine restoration provisions	10,423	8,984
Long-term debt	2,401	2,775
Current assets	868	1,043
	343,349	278,925